Summary of Significant Accounting Policies (Revenue by Geographic Region) (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Information [Line Items]
Total revenue	$ 133,375	$ 92,862	$ 207,493	$ 134,267	$ 95,443
Geographic Concentration Risk [Member]
Segment Reporting Information [Line Items]
Percentage of revenue generated outside the United States	18.00%	11.00%	14.00%	8.00%	6.00%
United States [Member]
Segment Reporting Information [Line Items]
Total revenue	109,953	82,462	178,623	124,167	89,979
International [Member]
Segment Reporting Information [Line Items]
Total revenue	23,422	10,400	28,870	10,100	5,464
Sales Revenue, Segment [Member]
Segment Reporting Information [Line Items]
Total revenue	$ 133,375	$ 92,862	$ 207,493	$ 134,267	$ 95,443